PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2016	2017
	(RMB in thousands)
Receivables from Pre-IPO Series C-1 preferred shareholders (Note 15)	—	502,211
Receivables from third-party online payment service providers(i)	103,244	171,788
Deposits to Institutional Funding Partners	45,447	146,881
Prepaid input value-added tax	17,588	44,839
Prepayment to inventory suppliers	31,966	26,597
Rental deposits and other current assets	21,736	52,942

Total prepaid expenses and other current assets	219,981	945,258

(i)The Group opened accounts with third-party online payment service providers mainly to facilitate collection and transfer of the funds, interest and service fees from/to the Customers and Individual Investors or Institutional Funding Partners. The balance of receivables from third-party online payment service providers represents amounts temporarily held in these accounts.